Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 18,936	$ 8,901
Warranty claims	(5,322)	(6,906)
Warranty accruals	7,025	16,191
Change in estimate	(337)	(291)
Impact of foreign exchange changes	(1,511)	1,041
Balance, end of year	18,791	18,936
Current portion	(13,577)	(10,749)
Long-term portion	5,214	$ 8,187
Product Warranty Liability [Line Items]
Warranty accrual related to field service campaign	11,224
Insurance recovery	8,865
Other receivables
Product Warranty Liability [Line Items]
Insurance recovery	3,521
Warranty accrual related to field service campaign	655
Other long-term asset
Product Warranty Liability [Line Items]
Insurance recovery	5,344
Warranty accrual related to field service campaign	$ 6,931